Trade accounts and other receivables from unrelated parties	12 Months Ended
Dec. 31, 2021
Trade accounts and other receivables from unrelated parties
Trade accounts and other receivables from unrelated parties

7.   Trade accounts and other receivables from unrelated parties

As of December 31, 2021 and December 31, 2020, trade accounts and other receivables from unrelated parties are as follows:

Trade accounts and other receivables from unrelated parties

in € THOUS

	December 31,		December 31,
	2021		2020
		thereof credit-		thereof credit-
		impaired (1)		impaired (1)
Trade accounts and other receivables, gross	3,572,990	423,113	3,295,417	376,459
thereof finance lease receivables	64,224	—	56,484	—
less expected credit losses	(163,929)	(130,790)	(142,372)	(113,430)
Trade accounts and other receivables	3,409,061	292,323	3,153,045	263,029

(1)	Trade accounts receivable balances are “credit-impaired” when one or more events have occurred that have a detrimental impact on the estimated future cash flows of the receivable balance (e.g. overdue by more than one year, etc.).

The other receivables in the amount of €113,841 at December 31, 2021 include receivables from finance leases, operating leases and insurance contracts (December 31, 2020: €86,230). For further information, see note 1 k).

All trade accounts and other receivables from unrelated parties are due within one year.

Trade accounts receivables and finance lease receivables with a term of more than one year in the amount of €148,545 at December 31, 2021 (December 31, 2020: €126,883) are included in the balance sheet item “Other non-current assets.” The majority of finance lease receivables are due within 5 years.

When utilized, the Company assigns interests in certain receivables to institutional investors under its Accounts Receivable Facility. For further information on the utilization of this facility, see note 14.

The following table shows the development of expected credit losses in the fiscal years 2021, 2020 and 2019:

Development of expected credit losses for doubtful accounts from unrelated parties in THOUS €

	2021	2020	2019

Expected credit losses as of January 1	142,372	141,358	118,015
Change in valuation allowances as recorded in the consolidated statements of income	44,374	28,302	42,315
Write-offs and recoveries of amounts previously written-off	(21,622)	(14,213)	(18,587)
Foreign currency translation	(1,195)	(13,075)	(385)
Expected credit losses as of December 31	163,929	142,372	141,358

The following tables show the aging analysis of trade accounts and other receivables from unrelated parties and expected credit losses as of December 31, 2021 and as of December 31, 2020:

Aging analysis of trade accounts and other receivables from unrelated parties 2021 in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	2,042,024	834,638	206,903	205,436	283,989	3,572,990
less expected credit losses	(12,233)	(5,911)	(4,133)	(12,266)	(129,386)	(163,929)
Trade accounts and other receivables, net	2,029,791	828,727	202,770	193,170	154,603	3,409,061

Aging analysis of trade accounts and other receivables from unrelated parties 2020 in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	1,809,658	829,895	195,724	208,653	251,487	3,295,417
less allowance for doubtful accounts	(7,668)	(4,204)	(3,865)	(10,568)	(116,067)	(142,372)
Trade accounts and other receivables, net	1,801,990	825,691	191,859	198,085	135,420	3,153,045